Derivative Financial Instruments (Commodity Derivative Open Positions) (Detail)	12 Months Ended
	Dec. 31, 2011 bbl	Dec. 31, 2010 bbl
Derivative Open Positions One [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2012	Jan 2011-Dec 2011
Settlement Price	104.28	83.25
Floor
Ceiling
Instrument Type	Swap	Swap
Total Barrels	72,000	18,000
NYMEX Index	WTI	WTI
Derivative Open Positions Two [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2012	Jan 2011-Dec 2011
Settlement Price	100.00	86.75
Floor
Ceiling
Instrument Type	Swap	Swap
Total Barrels	96,000	12,000
NYMEX Index	WTI	WTI
Derivative Open Positions Three [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2012	Jan 2011-Dec 2011
Settlement Price	99.95	85.30
Floor
Ceiling
Instrument Type	Swap	Swap
Total Barrels	60,000	12,000
NYMEX Index	WTI	WTI
Derivative Open Positions Four [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2012	Jan 2011-Dec 2011
Settlement Price	100.97	89.55
Floor
Ceiling
Instrument Type	Swap	Swap
Total Barrels	120,000	18,000
NYMEX Index	WTI	WTI
Derivative Open Positions Five [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2012
Settlement Price
Floor	100.00
Ceiling	117.00
Instrument Type	Collar
Total Barrels	72,000
NYMEX Index	WTI
Derivative Open Positions Six [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2013
Settlement Price	96.00
Floor
Ceiling
Instrument Type	Swap
Total Barrels	96,000
NYMEX Index	WTI
Derivative Open Positions Seven [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2013
Settlement Price	105.80
Floor
Ceiling
Instrument Type	Swap
Total Barrels	72,000
NYMEX Index	WTI
Derivative Open Positions Eight [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2013
Settlement Price
Floor	100.00
Ceiling	111.00
Instrument Type	Collar
Total Barrels	72,000
NYMEX Index	WTI